Accrued Expenses Payable - Summary of Accrued Expenses Payable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses [abstract]
Accruals and estimations	$ 4,290	$ 23,589
Labor related provisions	23,163	6,541
Liability for social security contributions	5,043	3,275
Other	271	590
Accrued expenses payable	$ 32,767	$ 33,995